FINANCIAL RISK MANAGEMENT OBJECTIVES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Trade receivables, prepayments and other receivables	$ 28,798	$ 4,355
Currency risk
Disclosure of detailed information about borrowings [line items]
Reasonably possible change in risk variable, percent	10.00%
Decrease in loss before tax	$ 8,159	1,253
Currency risk | Gold Trade Recievables
Disclosure of detailed information about borrowings [line items]
Trade receivables, prepayments and other receivables	$ 0	0
Interest rate risk
Disclosure of detailed information about borrowings [line items]
Reasonably possible change in risk variable, percent	0.50%
Decrease in loss before tax	$ 200	$ 200